Related Parties (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Transactions Occurred with Related Parties

The following transactions occurred with related parties:

	Purchases of Seed for the Year Ended 30 June 2025	Purchases of Oils for the Year Ended 30 June 2025	Sales of Meals for the Year Ended 30 June 2025	Other Sales for the Year Ended 30 June 2025	Management Fee for the Year Ended 30 June 2025	Lease for the Year Ended 30 June 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	14,376,490	761,925	5,818,454	217,909	357,000	21,351
Soon Soon Oilmills Sdn Bhd. *	-	699,200	-	-	-	-
Sunmania Pty Ltd.	-	-	-	32,868	-	77,000

	Purchases of Seed for the Year Ended 30 June 2024	Sales of Meals for the Year Ended 30 June 2024	Management Fee for the Year Ended 30 June 2024
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	12,651,382	4,838,204	312,000
Soon Soon Oilmills Sdn Bhd. *	-	2,234	-
Sunmania Pty Ltd.	104,000	-	-

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

	Purchases of Seed for the Year Ended 30 June 2023	Sales of Meals for the Year Ended 30 June 2023	Management Fee for the Year Ended 30 June 2023
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	13,942,332	1,693,451	312,000
Good Earths Oils	-	3,390,714	-
Sunmania Pty Ltd.	104,000	-	-

Schedule of Loans with Related Parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2025.

	Balance
	as of 30 June 2025
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	5,728,571	588,688	6,317,259
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Total related party loans payable	5,880,571	688,059	6,568,630

Energreen Nutrition- Related party loan receivable (Note 5)	633,733	-	633,733

Trade payable (related party) (Note-10)
Energreen Nutrition Australia Pty Ltd.	5,563,563	-	5,563,563
Soon Soon Oilmills	153,105	-	153,105
Sunmania Pty Ltd	38,500	-	38,500
Total trade payable due to related parties (Note-10)	5,755,168	-	5,755,168

Trade receivable (related party) (Note-5)
Energreen Nutrition	30,040	-	30,040
Sunmania Pty Ltd	14,346	-	14,346
Total trade receivable due from related parties (Note-5)	44,386	-	44,386

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total related party loans payable	4,111,661	4,530,507	8,642,168

Energreen Nutrition Australia Pty Ltd. accounts payable (Note-10)	589,166	-	589,166

	Balance
	as of 30 June 2023
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. Loan	1,948,630	-	1,948,630
Good Earth Oils Pty Ltd. Loan	200,000	-	200,000
JSKS Enterprises Pty Ltd. Loan	980,005	2,853,929	3,833,934
CQ Oilseeds Pty Ltd. loan	59,371	-	59,371
Sunmania Pty Ltd loan	-	20,000	20,000
Total due to related parties	3,188,006	2,873,929	6,061,935

Trade payable (related party) (Note-10)
Good Earth Oils Pty Ltd. Accounts payable	525,000	-	525,000
Energreen Nutrition Australia Pty Ltd. accounts payable	4,411,423	-	4,411,423
Total trade payable due to related parties (Note-10)	4,936,423	-	4,936,423

Due from related parties
Good Earth Oils Pty Ltd. accounts receivable (Note-5)	1,226,945	-	1,226,945

(d) Promissory Notes

	American Physicians LLC
	Promissory notes
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Balance as on 30th June 2025[1]	1,538,322		1,538,322
Balance as on 30th June 2024[2]	968,216	273,676	1,241,892
Balance as on 30th June 2023	-	-	-

(1)	Includes $74,892 of accrued interest.
(2)	Includes $24,964 of accrued interest.